ENERGY STORAGE SYSTEMS, NET - Schedule of Energy Storage Systems, Net (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (36,758)
Total energy storage systems, net	119,842
Energy storage systems placed into service
Property, Plant and Equipment [Line Items]
Total energy storage systems, gross	145,555
Energy storage systems not yet placed into service
Property, Plant and Equipment [Line Items]
Total energy storage systems, gross	$ 11,045